Acquisition of businesses (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of acquisition of businesses [abstract]
Fair value of assets and liabilities arising from acquisitions
(USD millions)	H1 2020	H1 2019

Property, plant and equipment	26	44

Right-of-use assets	32

Currently marketed products	269

Acquired research and development	8 602	449

Deferred tax assets	470	20

Financial and other assets	49

Inventories	84	6

Trade receivables, marketable securities and other current assets	109	4

Cash and cash equivalents	76

Deferred tax liabilities	– 1 928	– 101

Current and non-current financial debts	– 32	– 2

Current and non-current lease liabilities	– 44

Trade payables and other liabilities	– 144	– 9

Net identifiable assets acquired	7 569	411

Acquired cash and cash equivalents	– 76

Goodwill	2 537	75

Net assets recognized as a result of business combinations	10 030	486